Earnings (loss) per share (EPS)	12 Months Ended
Dec. 31, 2021
Earnings (loss) per share (EPS)
Earnings (loss) per share (EPS)

20    Earnings (loss) per share (EPS)

Basic

Basic EPS is calculated by dividing profit (loss) attributable to the equity holders of the parent by the weighted average number of Class A and Class B common shares outstanding during the period.

Diluted

Diluted EPS is calculated by dividing profit (loss) attributable to the equity holders of the parent by the weighted average number of Class A and Class B common shares outstanding during the period plus the weighted average number of common shares that would be issued on conversion of all potential common shares with dilutive effects.

The following table reflects the profit (loss) attributable to equity holders of the parent and the share data used in the basic and diluted EPS computations:

	2021			2020			2019
	Class A	Class B	Total	Class A	Class B	Total	Class A	Class B	Total
(Loss) profit attributable to equity holders of the parent	(70,929)	(87,154)	(158,083)	8,534	8,246	16,780	(4,379)	(5,052)	(9,431)
Weighted average number of common shares outstanding (thousand)	22,300	27,401	49,701	28,357	27,401	55,758	23,938	27,614	51,552
Effects of dilution from:
Share-based compensation plan (thousands)	142	—		161	—		337	—

Basic (loss) earnings per share - R$	(3.18)	(3.18)		0.30	0.30		(0.18)	(0.18)
Diluted (loss) earnings per share - R$	(3.18)	(3.18)		0.30	0.30		(0.18)	(0.18)

Diluted profit (loss) per share is calculated by the weighted average number of outstanding shares, in order to assume the conversion of all potential dilutive shares. Diluted earnings per share is calculated considering the instruments that may have a potential dilutive effect in the future, such as share-based payment instruments, using the treasury shares method when the effect is dilutive.